Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2015
Goodwill and other intangible assets

8. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥132,116	¥46,512	¥52,603	¥231,231
Accumulated impairment losses	—	—	(13,591)	(13,591)

	132,116	46,512	39,012	217,640

Goodwill acquired during the year	8,657	24,095	2,060	34,812
Foreign currency translation adjustment	1,052	56	8,902	10,010

Balance at end of year
Gross goodwill	141,825	70,663	63,565	276,053
Accumulated impairment losses	—	—	(13,591)	(13,591)

	¥141,825	¥70,663	¥49,974	¥262,462

	Millions of yen
	2015
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥141,825	¥70,663	¥63,565	¥276,053
Accumulated impairment losses	—	—	(13,591)	(13,591)

	141,825	70,663	49,974	262,462

Foreign currency translation adjustment	2,093	84	2,492	4,669
Other	—	6	(826)	(820)

Balance at end of year
Gross goodwill	143,918	70,753	65,231	279,902
Accumulated impairment losses	—	—	(13,591)	(13,591)

	¥143,918	¥70,753	¥51,640	¥266,311

Segment information is disclosed in Note 16 “Segment reporting.”

The main components of goodwill acquired for the fiscal year ended March 31, 2014 was associated with the acquisition of 51% shares of ABC Cooking Studio Co. Ltd.

In the fiscal year ended March 31, 2013, DOCOMO recognized a ¥7,281 million impairment charge. The amount of this impairment loss was included in “Selling, general and administrative” expenses in the consolidated statement of income.

Other intangible assets—

Other intangible assets, as of March 31, 2014 and 2015 comprised the following:

	Millions of yen
	2014
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,042,875	¥758,399	¥284,476
Internal-use software	1,340,963	1,073,233	267,730
Software acquired to be used in manufacture of handsets	240,366	175,441	64,925
Rights to use telecommunications facilities of wireline operators	17,259	6,545	10,714
Other	56,774	32,173	24,601

Total amortizable intangible assets	¥2,698,237	¥2,045,791	¥652,446

Unamortizable intangible assets:
Trademarks and trade names			¥13,514

Total unamortizable intangible assets			¥13,514

Total			¥665,960

	Millions of yen
	2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,084,746	¥802,180	¥282,566
Internal-use software	1,387,249	1,131,005	256,244
Software acquired to be used in manufacture of handsets	250,022	201,021	49,001
Rights to use telecommunications facilities of wireline operators	18,271	7,276	10,995
Other	56,959	35,852	21,107

Total amortizable intangible assets	¥2,797,247	¥2,177,334	¥619,913

Unamortizable intangible assets:
Trademarks and trade names			¥13,210
Other			3,196

Total unamortizable intangible assets			¥16,406

Total			¥636,319

Effective July 1, 2014, DOCOMO revised its estimate of the expected useful life of a part of the software for telecommunications network and internal-use software based on the actual utilization of the software to reflect an extended expected maximum useful life from 5 years to 7 years.

The amount of amortizable intangible assets acquired during the fiscal year ended March 31, 2015 was ¥154,682 million, the main components of which were software for telecommunications network in the amount of ¥70,428 million and internal-use software in the amount of ¥71,086 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 6.7 years and 5.9 years, respectively.

Amortization of intangible assets for the fiscal years ended March 31, 2013, 2014 and 2015 was ¥222,443 million, ¥237,858 million and ¥177,816 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016, 2017, 2018, 2019 and 2020 is ¥157,622 million, ¥134,924 million, ¥108,876 million, ¥81,936 million and ¥52,827 million, respectively. The weighted-average amortization period of the intangible assets acquired during the fiscal year ended March 31, 2015 is 6.3 years.